Fair Value, Assets and Liabilities Recorded at Fair Value on a Recurring Basis (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets:
Available-for-sale, at fair value	$ 257,442	$ 252,007
Mortgages held for sale	15,565	13,879
Loans held for sale	1	1
Loans	5,788	5,995
Mortgage servicing rights	12,738	15,580
Fair value asset derivatives	88,474	72,700
Fair value asset derivatives, net	22,605	15,806
Other assets, excluding derivatives	2,512	1,386
Liabilities:
Total derivative liabilities	(83,781)	(73,359)
Fair value liability derivatives, net	(18,738)	(9,620)
Interest rate contract [Member]
Assets:
Fair value asset derivatives	63,698	55,846
Fair value asset derivatives, net	7,647	7,575
Liabilities:
Total derivative liabilities	(60,059)	(56,538)
Fair value liability derivatives, net	(5,665)	(2,636)
Commodity contract [Member]
Assets:
Fair value asset derivatives	7,461	2,673
Fair value asset derivatives, net	6,228	2,014
Liabilities:
Total derivative liabilities	(7,702)	(2,603)
Fair value liability derivatives, net	(6,243)	(1,651)
Equity contract [Member]
Assets:
Fair value asset derivatives	9,005	7,824
Fair value asset derivatives, net	6,163	4,570
Liabilities:
Total derivative liabilities	(7,038)	(7,794)
Fair value liability derivatives, net	(4,193)	(4,292)
Foreign exchange contract [Member]
Assets:
Fair value asset derivatives	7,404	4,843
Fair value asset derivatives, net	2,481	1,276
Liabilities:
Total derivative liabilities	(7,827)	(4,508)
Fair value liability derivatives, net	(2,316)	(856)
Other contract [Member]
Assets:
Fair value asset derivatives		13
Fair value asset derivatives, net		13
Liabilities:
Total derivative liabilities	(44)	(16)
Fair value liability derivatives, net	(44)	(16)
Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	59,914	43,136
Total trading assets (excluding derivatives)	61,367	48,371
Available-for-sale, at fair value	257,442	252,007
Mortgages held for sale	15,565	13,879
Loans held for sale	1	1
Loans	5,788	5,995
Mortgage servicing rights	12,738	15,580
Fair value asset derivatives, netting	(65,869)	(56,894)
Fair value asset derivatives, net	22,605	15,806
Other assets, excluding derivatives	2,593	1,503
Total assets recorded at fair value	378,099	353,142
Liabilities:
Fair value liability derivatives, netting	65,043	63,739
Fair value liability derivatives, net	(18,738)	(9,620)
Total short sale liabilities	(16,100)	(13,012)
Other liabilities, excluding derivatives and short sale liabilities	(28)	(39)
Total liabilities recorded at fair value	(34,866)	(22,671)
Fair Value, Measurements, Recurring [Member] | Interest rate contract [Member]
Assets:
Fair value asset derivatives	63,698	55,846
Liabilities:
Total derivative liabilities	(60,059)	(56,538)
Fair Value, Measurements, Recurring [Member] | Commodity contract [Member]
Assets:
Fair value asset derivatives	7,461	2,673
Liabilities:
Total derivative liabilities	(7,702)	(2,603)
Fair Value, Measurements, Recurring [Member] | Equity contract [Member]
Assets:
Fair value asset derivatives	9,005	7,824
Liabilities:
Total derivative liabilities	(7,038)	(7,794)
Fair Value, Measurements, Recurring [Member] | Foreign exchange contract [Member]
Assets:
Fair value asset derivatives	7,404	4,843
Liabilities:
Total derivative liabilities	(7,827)	(4,508)
Fair Value, Measurements, Recurring [Member] | Credit contract [Member]
Assets:
Fair value asset derivatives	906	1,501
Liabilities:
Total derivative liabilities	(1,111)	(1,900)
Fair Value, Measurements, Recurring [Member] | Other contract [Member]
Assets:
Fair value asset derivatives	0	13
Liabilities:
Total derivative liabilities	(44)	(16)
Debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	253,766	248,622
Securities of U.S. Treasury and federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	14,392	11,970
Available-for-sale, at fair value	25,804	6,280
Liabilities:
Total short sale liabilities	(8,679)	(6,374)
U.S. states and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	1,544	2,082
Available-for-sale, at fair value	44,944	42,536
Liabilities:
Total short sale liabilities	(26)	(24)
Collateralized loan and other debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	719	753
Available-for-sale, at fair value	25,361	20,159
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	7,571	7,105
Available-for-sale, at fair value	14,786	21,227
Liabilities:
Total short sale liabilities	(5,055)	(4,683)
Mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	16,273	14,609
Available-for-sale, at fair value	136,352	148,791
Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	110,089	117,591
Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	9,269	12,453
Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	16,994	18,747
Asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	855	609
Available-for-sale, at fair value	6,499	9,590
Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	276	513
Home equity loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	662	843
Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	5,561	8,234
Other trading asset [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Other trading assets	1,453	5,235
Other debt securities | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	20	39
Other securities sold, not yet purchased [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	(79)	(95)
Equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	18,560	6,008
Available-for-sale, at fair value	3,676	3,385
Liabilities:
Total short sale liabilities	(2,261)	(1,836)
Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	1,700	1,865
Other marketable equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	1,976	1,520
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	29,018	14,209
Total trading assets (excluding derivatives)	29,018	16,903
Available-for-sale, at fair value	22,402	2,689
Mortgages held for sale	0	0
Loans held for sale	0	0
Loans	0	0
Mortgage servicing rights	0	0
Fair value asset derivatives, netting	0	0
Fair value asset derivatives, net	4,194	1,602
Other assets, excluding derivatives	0	0
Total assets recorded at fair value	55,614	21,194
Liabilities:
Fair value liability derivatives, netting	0
Fair value liability derivatives, net	(1,379)	(550)
Total short sale liabilities	(9,302)	(6,099)
Other liabilities, excluding derivatives and short sale liabilities	0	0
Total liabilities recorded at fair value	(10,681)	(6,649)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Interest rate contract [Member]
Assets:
Fair value asset derivatives	27	36
Liabilities:
Total derivative liabilities	(29)	(26)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity contract [Member]
Assets:
Fair value asset derivatives	0	0
Liabilities:
Total derivative liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity contract [Member]
Assets:
Fair value asset derivatives	4,102	1,522
Liabilities:
Total derivative liabilities	(1,290)	(449)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign exchange contract [Member]
Assets:
Fair value asset derivatives	65	44
Liabilities:
Total derivative liabilities	(60)	(75)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Credit contract [Member]
Assets:
Fair value asset derivatives	0	0
Liabilities:
Total derivative liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Other contract [Member]
Assets:
Fair value asset derivatives	0	0
Liabilities:
Total derivative liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	19,982	670
Fair Value, Inputs, Level 1 [Member] | Securities of U.S. Treasury and federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	10,506	8,301
Available-for-sale, at fair value	19,899	557
Liabilities:
Total short sale liabilities	(7,043)	(4,311)
Fair Value, Inputs, Level 1 [Member] | U.S. states and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	0	0
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Collateralized loan and other debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	83	113
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Home equity loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Other trading asset [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Other trading assets	0	2,694
Fair Value, Inputs, Level 1 [Member] | Other debt securities | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Other securities sold, not yet purchased [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	18,512	5,908
Available-for-sale, at fair value	2,420	2,019
Liabilities:
Total short sale liabilities	(2,259)	(1,788)
Fair Value, Inputs, Level 1 [Member] | Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	468	508
Fair Value, Inputs, Level 1 [Member] | Other marketable equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	1,952	1,511
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	30,301	28,158
Total trading assets (excluding derivatives)	31,699	30,645
Available-for-sale, at fair value	229,011	241,323
Mortgages held for sale	13,252	11,505
Loans held for sale	1	1
Loans	0	272
Mortgage servicing rights	0	0
Fair value asset derivatives, netting	0	0
Fair value asset derivatives, net	82,067	67,925
Other assets, excluding derivatives	0	0
Total assets recorded at fair value	356,030	351,671
Liabilities:
Fair value liability derivatives, netting	0	0
Fair value liability derivatives, net	(80,166)	(69,171)
Total short sale liabilities	(6,792)	(6,913)
Other liabilities, excluding derivatives and short sale liabilities	0	0
Total liabilities recorded at fair value	(86,958)	(76,084)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Interest rate contract [Member]
Assets:
Fair value asset derivatives	63,306	55,466
Liabilities:
Total derivative liabilities	(59,958)	(56,128)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity contract [Member]
Assets:
Fair value asset derivatives	7,438	2,667
Liabilities:
Total derivative liabilities	(7,680)	(2,587)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity contract [Member]
Assets:
Fair value asset derivatives	3,544	4,221
Liabilities:
Total derivative liabilities	(4,305)	(5,218)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign exchange contract [Member]
Assets:
Fair value asset derivatives	7,339	4,789
Liabilities:
Total derivative liabilities	(7,767)	(4,432)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Credit contract [Member]
Assets:
Fair value asset derivatives	440	782
Liabilities:
Total derivative liabilities	(456)	(806)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other contract [Member]
Assets:
Fair value asset derivatives	0	0
Liabilities:
Total derivative liabilities	0	0
Fair Value, Inputs, Level 2 [Member] | Debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	228,418	240,686
Fair Value, Inputs, Level 2 [Member] | Securities of U.S. Treasury and federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	3,886	3,669
Available-for-sale, at fair value	5,905	5,723
Liabilities:
Total short sale liabilities	(1,636)	(2,063)
Fair Value, Inputs, Level 2 [Member] | U.S. states and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	1,537	2,043
Available-for-sale, at fair value	42,667	39,322
Liabilities:
Total short sale liabilities	(26)	(24)
Fair Value, Inputs, Level 2 [Member] | Collateralized loan and other debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	274	212
Available-for-sale, at fair value	24,274	18,739
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	7,517	7,052
Available-for-sale, at fair value	14,451	20,833
Liabilities:
Total short sale liabilities	(5,055)	(4,683)
Fair Value, Inputs, Level 2 [Member] | Mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	16,273	14,608
Available-for-sale, at fair value	136,219	148,589
Fair Value, Inputs, Level 2 [Member] | Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	110,089	117,591
Fair Value, Inputs, Level 2 [Member] | Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	9,245	12,389
Fair Value, Inputs, Level 2 [Member] | Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	16,885	18,609
Fair Value, Inputs, Level 2 [Member] | Asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	776	487
Available-for-sale, at fair value	4,882	7,441
Fair Value, Inputs, Level 2 [Member] | Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	31	21
Fair Value, Inputs, Level 2 [Member] | Home equity loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	662	843
Fair Value, Inputs, Level 2 [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	4,189	6,577
Fair Value, Inputs, Level 2 [Member] | Other trading asset [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Other trading assets	1,398	2,487
Fair Value, Inputs, Level 2 [Member] | Other debt securities | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	20	39
Fair Value, Inputs, Level 2 [Member] | Other securities sold, not yet purchased [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	(73)	(95)
Fair Value, Inputs, Level 2 [Member] | Equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	38	87
Available-for-sale, at fair value	593	637
Liabilities:
Total short sale liabilities	(2)	(48)
Fair Value, Inputs, Level 2 [Member] | Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	569	628
Fair Value, Inputs, Level 2 [Member] | Other marketable equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	24	9
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	595	769
Total trading assets (excluding derivatives)	650	823
Available-for-sale, at fair value	6,029	7,995
Mortgages held for sale	2,313	2,374
Loans held for sale	0	0
Loans	5,788	5,723
Mortgage servicing rights	12,738	15,580
Fair value asset derivatives, netting	0	0
Fair value asset derivatives, net	2,213	3,173
Other assets, excluding derivatives	2,593	1,503
Total assets recorded at fair value	32,324	37,171
Liabilities:
Fair value liability derivatives, netting	0	0
Fair value liability derivatives, net	(2,236)	(3,638)
Total short sale liabilities	(6)	0
Other liabilities, excluding derivatives and short sale liabilities	(28)	(39)
Total liabilities recorded at fair value	(2,270)	(3,677)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Interest rate contract [Member]
Assets:
Fair value asset derivatives	365	344
Liabilities:
Total derivative liabilities	(72)	(384)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity contract [Member]
Assets:
Fair value asset derivatives	23	6
Liabilities:
Total derivative liabilities	(22)	(16)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Equity contract [Member]
Assets:
Fair value asset derivatives	1,359	2,081
Liabilities:
Total derivative liabilities	(1,443)	(2,127)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign exchange contract [Member]
Assets:
Fair value asset derivatives	0	10
Liabilities:
Total derivative liabilities	0	(1)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Credit contract [Member]
Assets:
Fair value asset derivatives	466	719
Liabilities:
Total derivative liabilities	(655)	(1,094)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Other contract [Member]
Assets:
Fair value asset derivatives	0	13
Liabilities:
Total derivative liabilities	(44)	(16)
Fair Value, Inputs, Level 3 [Member] | Debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	5,366	7,266
Fair Value, Inputs, Level 3 [Member] | Securities of U.S. Treasury and federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	0	0
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | U.S. states and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	7	39
Available-for-sale, at fair value	2,277	3,214
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | Collateralized loan and other debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	445	541
Available-for-sale, at fair value	1,087	1,420
Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	54	53
Available-for-sale, at fair value	252	281
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | Mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	1
Available-for-sale, at fair value	133	202
Fair Value, Inputs, Level 3 [Member] | Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	24	64
Fair Value, Inputs, Level 3 [Member] | Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	109	138
Fair Value, Inputs, Level 3 [Member] | Asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	79	122
Available-for-sale, at fair value	1,617	2,149
Fair Value, Inputs, Level 3 [Member] | Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	245	492
Fair Value, Inputs, Level 3 [Member] | Home equity loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	1,372	1,657
Fair Value, Inputs, Level 3 [Member] | Other trading asset [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Other trading assets	55	54
Fair Value, Inputs, Level 3 [Member] | Other debt securities | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Other securities sold, not yet purchased [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	(6)	0
Fair Value, Inputs, Level 3 [Member] | Equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	10	13
Available-for-sale, at fair value	663	729
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	663	729
Fair Value, Inputs, Level 3 [Member] | Other marketable equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	$ 0	$ 0